Earnings Per Share - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Aug. 31, 2013	Feb. 29, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share Repurchase Program				$ 500		$ 750	$ 500
Shares repurchase program, number of shares	3.3		11.4	15.3
Number of additional shares repurchase, shares			400
Share repurchase program, actual repurchase value	121.0		15.3
Number of additional shares purchase, value			500
Number of Securities (in shares)	1.4	7.7	5.1	9.2	8.8
Share repurchase program, remaining repurchase value	500
Scenario, Forecast [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares repurchase program, number of shares						500.0
Subsequent Event [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share Repurchase Program						$ 750